Financial Instruments and Related Risk Management (Summary of Significant Foreign Currency Derivatives) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2022 USD ($) R$ / $	Dec. 31, 2022 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $ R$ / $ $ / $ $ / $
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate			0		0	1.3797
Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate						1.2600
Forwards USD/CAD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $						$ 522
Average Contract Rate	1.3584
Forwards USD/CAD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 473	$ 473	$ 473	$ 473	$ 473
Average Contract Rate						1.2799
Forwards USD/CAD [Member] | Derivatives Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 487	$ 487	487	487	487	$ 343
Average Contract Rate	1.3255					1.2547
Forwards USD/AUD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $						$ 19
Average Contract Rate		1.5929
Forwards USD/AUD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 13	$ 13	$ 13	13	13
Average Contract Rate						1.3841
Forwards AUD/USD [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate			1.5010
Forwards AUD/USD [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	133	133	$ 133	$ 133	133	$ 113
Average Contract Rate						1.3860
Forwards Brl Usd [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate | R$ / $				5.6892		5.4519
Forwards Brl Usd [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 374	374	374	$ 374	374	$ 135
Options USD/CAD - buy USD puts [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate	0
Options USD/CAD - buy USD puts [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 0	0	0	0	0	$ 20
Average Contract Rate						1.2500
Options CAD/USD - sell USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	0	0	$ 0	0	0	$ 20
Options AUD/USD - buy USD calls [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Average Contract Rate			0
Options AUD/USD - buy USD calls [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	0	0	$ 0	0	0	$ 71
Average Contract Rate						1.4060
Options Usd Aud [Member] | Derivatives Not Designated As Hedges [Member]
Disclosure Of Derivative Contract Outstanding [Line Items]
Notional | $	$ 0	$ 0	$ 0	$ 0	$ 0	$ 72